                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission

                             Washington, D.C. 20524

             Report of the Calendar Quarter Ending December 31, 2003

                       If amended report check here: _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.             S.E.C. File Number 28-6694
--------------------------------------------------------------
Business Address:

45 Milk Street             Boston              MA              02109
--------------------------------------------------------------------
Street                     City                State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700
---------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 12th day of February 2004.

                                     Appleton Partners, Inc.
                                     ------------------------------------------
                                     (Name of Institutional Investment Mgr.)



                                     s/ Douglas C. Chamberlain
                                     ------------------------------------------
                                     By:      Douglas C. Chamberlain

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   135
Form 13F Information Table Value Total:   232,719,012 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.            Form 13F file number          Name

____           ____________________          ___________________

                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                             AS OF December 31, 2003

                                                                                     INVESTMENT                  VOTING
                                                                                     DISCRETION                AUTHORITY
                                   TITLE                   FAIR     SHARES OR                   SHARED
                                    OF        CUSIP       MARKET    PRINCIPAL   SOLE   SHARED   OTHER    SOLE   SHARED    NONE
        NAME OF ISSUER             CLASS      NUMBER      VALUE      AMOUNT     (A)     (B)      (C)     (A)     (B)       (C)
       ----------------           -------    ---------  ----------  ---------  ------  ------   -----   -----   -------   -----
ABBOTT LABS                       COMMON     002824100     301,735     6,475     X                                          X
AMERICAN EXPRESS CO               COMMON     025816109   4,287,792    88,903     X                                          X
AMERICAN INTL GROUP INC           COMMON     026874107   1,708,698    25,780     X                                          X
AMGEN INC                         COMMON     031162100     670,236    10,847     X                                          X
APACHE CORP                       COMMON     037411105   6,232,941   153,710     X                                          X
APOLLO GROUP INC CL A             COMMON     037604105   1,870,539    27,585     X                                          X
APPLIED MATLS INC                 COMMON     038222105   3,090,729   137,733     X                                          X
ATLAS CONSOLIDATED MNG & DEV-B    COMMON     049249303         230    76,533     X                                          X
AVON PRODS INC                    COMMON     054303102   4,355,467    64,535     X                                          X
BAC CAP TR IV GTD CAP SECS 5.8    PREFERR    055185201     251,100    10,000     X                                          X
BANK OF AMERICA CAP TR II 02/0    PREFERR    055188205     203,984     7,600     X                                          X
BJ SERVICES CO                    COMMON     055482103     405,491    11,295     X                                          X
BP P.L.C. ADR                     COMMON     055622104     984,582    19,951     X                                          X
BANK OF AMERICA CORP              COMMON     060505104   3,139,183    39,030     X                                          X
BELLSOUTH CORP                    COMMON     079860102     273,010     9,647     X                                          X
BLACKROCK INSD MUN TM TR INCCO    MUTUAL     092474105     211,523    19,125     X                                          X
BRINKER INTL                      COMMON     109641100   3,645,776   109,945     X                                          X
BRISTOL MYERS SQUIBB CO           COMMON     110122108     949,920    33,214     X                                          X
CARLISLE COS INC                  COMMON     142339100     334,730     5,500     X                                          X
CARMAX INC COM                    COMMON     143130102     272,184     8,800     X                                          X
CATERPILLAR INC                   COMMON     149123101   3,320,800    40,000     X                                          X
CENTEX CORP                       COMMON     152312104     896,725     8,330     X                                          X
CHEVRONTEXACO CORPORATION         COMMON     166764100     410,093     4,747     X                                          X
CISCO SYS INC                     COMMON     17275R102   4,627,203   190,970     X                                          X
CINTAS CORP                       COMMON     172908105     206,913     4,130     X                                          X
CITIGROUP                         COMMON     172967101   4,707,361    96,979     X                                          X

COCA COLA CO                      COMMON     191216100   1,345,992    26,522     X                                          X
COLGATE PALMOLIVE CO              COMMON     194162103     792,992    15,844     X                                          X
COMCAST CORP CL A                 COMMON     20030N101     230,219     7,021     X                                          X
CONAGRA INC                       COMMON     205887102     362,203    13,725     X                                          X
DNAPRINT GENOMICS INC COM         COMMON     23324Q103       6,900   100,000     X                                          X
DANAHER CORP                      COMMON     235851102     350,944     3,825     X                                          X
DELL INC                          COMMON     24702R101     234,632     6,905     X                                          X
DIEBOLD INC                       COMMON     253651103   1,816,227    33,715     X                                          X
DISNEY (WALT) COMPANY             COMMON     254687106     660,356    28,305     X                                          X
DU PONT E I DE NEMOURS            COMMON     263534109     423,014     9,218     X                                          X
ECOLAB INC                        COMMON     278865100   1,334,288    48,750     X                                          X
ENERGAS RES INC                   COMMON     29265E108       7,000    20,000     X                                          X
EXPRESS SCRIPTS INC               COMMON     302182100     772,913    11,635     X                                          X
EXXON MOBIL CORPORATION           COMMON     30231G102  11,828,049   288,489     X                                          X
FANNIE MAE                        COMMON     313586109     229,458     3,057     X                                          X
FEDERATED STOCK TRUST FUND        MUTUAL     313900102     290,370     8,473     X                                          X
FEDERATED INVESTORS               COMMON     314211103     479,302    16,325     X                                          X
FIRST TENN NATL CORP              COMMON     337162101     913,973    20,725     X                                          X
FLEETBOSTON FINANCIAL CORP        COMMON     339030108   6,053,513   138,683     X                                          X
FOREST LABS INC                   COMMON     345838106   3,914,103    63,335     X                                          X
FRIEDMAN BILLINGS RAMSEY GRPCL    COMMON     358434108   1,413,650    61,250     X                                          X
GENERAL ELECTRIC                  COMMON     369604103   7,790,788   251,478     X                                          X
GILEAD SCIENCES INC               COMMON     375558103     297,053     5,097     X                                          X
GILLETTE CO                       COMMON     375766102   2,645,148    72,016     X                                          X
HARLEY DAVIDSON INC               COMMON     412822108     319,639     6,725     X                                          X
HARVEST NAT RES INC COM           COMMON     41754V103     159,200    16,000     X                                          X
HOME DEPOT INC                    COMMON     437076102     469,817    13,238     X                                          X
ILLINOIS TOOL WKS                 COMMON     452308109     484,748     5,777     X                                          X
ING GROUP 12/31/49 7.05%          PREFERR    456837202     214,160     8,000     X                                          X
ING GROUP NV SERIES 7.2%          PREFERR    456837301     366,120    13,500     X                                          X
INTEL CORP                        COMMON     458140100   9,688,875   302,305     X                                          X
I B M                             COMMON     459200101   2,439,430    26,321     X                                          X
INTUIT INC                        COMMON     461202103     423,409     8,010     X                                          X
ISHARES TR MSCI EAFE INDEX        COMMON     464287465     389,823     2,850     X                                          X
J.P. MORGAN CHASE & CO            COMMON     46625H100     200,436     5,457     X                                          X
JOHNSON & JOHNSON                 COMMON     478160104   4,669,496    90,389     X                                          X
LABORATORY CORP AMER HLDGS        COMMON     50540R409     659,927    17,860     X                                          X

LEXMARK INTL INC CL A              COMMON    529771107       814,317    10,355    X                     X
LILLY, ELI AND COMPANY             COMMON    532457108     2,960,752    42,098    X                     X
LOWES COS INC                      COMMON    548661107     5,151,824    93,010    X                     X
MFS INTER INCOME TRUST SH BEN      MUTUAL    55273C107       152,768    22,400    X                     X
MASCO CORP                         COMMON    574599106     1,476,303    53,860    X                     X
MEDTRONIC INC                      COMMON    585055106     1,317,380    27,101    X                     X
MERCK & CO INC                     COMMON    589331107     3,531,020    76,429    X                     X
MERRILL LYNCH & CO                 COMMON    590188108     6,537,305   111,463    X                     X
ML CAPITAL TRUST 7.280% PFD        PREFERR   59021K205       586,090    21,500    X                     X
MICROSOFT CORP                     COMMON    594918104     5,084,005   185,751    X                     X
MOHAWK INDS INC                    COMMON    608190104     3,580,610    50,760    X                     X
NEWELL RUBBERMAID INC.             COMMON    651229106     1,986,683    87,250    X                     X
NEWMONT MNG CORP                   COMMON    651639106       277,077     5,700    X                     X
NOKIA CORP ADR                     COMMON    654902204       593,759    34,927    X                     X
NORTHERN TRUST CORP                COMMON    665859104       497,510    10,750    X                     X
OCCIDENTAL PETE CORP               COMMON    674599105       236,544     5,600    X                     X
OFFICE DEPOT                       COMMON    676220106       407,173    24,367    X                     X
OMNICOM GROUP                      COMMON    681919106     1,672,370    19,150    X                     X
ORACLE SYS CORP                    COMMON    68389X105       338,066    25,553    X                     X
PATTERSON DENTAL CO                COMMON    703412106       968,489    15,135    X                     X
PEPSICO INC                        COMMON    713448108     2,614,776    56,087    X                     X
PFIZER INC                         COMMON    717081103     6,258,286   177,138    X                     X
PHARMACEUTICAL PROD DEV INC        COMMON    717124101     2,255,366    83,625    X                     X
POLARIS INDS INC                   COMMON    731068102     1,816,687    20,509    X                     X
POZEN INC COM                      COMMON    73941U102       102,000    10,000    X                     X
PRAXAIR INC                        COMMON    74005P104     3,905,988   102,251    X                     X
PROCTER & GAMBLE COMPANY           COMMON    742718109     3,898,616    39,033    X                     X
PULTE HOMES INC                    COMMON    745867101     3,068,864    65,560    X                     X
QLOGIC CORP                        COMMON    747277101       214,016     4,150    X                     X
QUALCOMM INC                       COMMON    747525103       850,476    15,770    X                     X
QUEST DIAGNOSTICS INC              COMMON    74834L100     2,445,530    33,450    X                     X
ROYAL BANK OF SCOTLAND 5.75% S     PREFERR   780097812       245,500    10,000    X                     X
ROYAL DUTCH PETRO                  COMMON    780257804       425,512     8,122    X                     X
SBC COMMUNICATIONS INC             COMMON    78387G103       910,651    34,931    X                     X
SPDR TR UNIT SER 1                 COMMON    78462F103       350,532     3,150    X                     X
SAFECO CORP                        COMMON    786429100     2,954,787    75,900    X                     X
SANMINA-SCI CORP                   COMMON    800907107       523,202    41,524    X                     X

SCHEIN HENRY INC                   COMMON    806407102       319,316     4,725    X                     X
SCHLUMBERGER LTD                   COMMON    806857108     1,747,647    31,938    X                     X
SCOTTS CO                          COMMON    810186106     1,621,280    27,405    X                     X
SCRIPPS (E.W)                      COMMON    811054204       886,799     9,420    X                     X
SEA CONTAINERS LTD CL A            COMMON    811371707       424,769    23,275    X                     X
SHELL TRANS & TRADING LTD          COMMON    822703609       718,229    15,950    X                     X
SOUTHTRUST CORP                    COMMON    844730101       922,286    28,170    X                     X
SPRINT CORP 7.125 8/17/04 CONV     CONVERT   852061605        86,975    12,250    X                     X
STATE STREET CORP                  COMMON    857477103     2,461,613    47,266    X                     X
SYMANTEC CORP                      COMMON    871503108     1,770,540    51,320    X                     X
SYSCO CORP                         COMMON    871829107       351,228     9,434    X                     X
TARGET CORP                        COMMON    87612E106       522,432    13,605    X                     X
TELLABS INC                        COMMON    879664100       100,079    11,900    X                     X
TERADYNE INC                       COMMON    880770102       749,044    29,432    X                     X
TEVA PHARMACEUTICAL INDS LTD A     COMMON    881624209       479,200     8,450    X                     X
TEXAS INSTRUMENTS                  COMMON    882508104     1,819,856    61,942    X                     X
3M COMPANY                         COMMON    88579Y101     1,544,400    18,163    X                     X
TIME WARNER INC                    COMMON    887317105       621,968    34,573    X                     X
TRIBUNE CO                         COMMON    896047107     5,792,255   112,253    X                     X
UNITED TECHNOLOGIES CORP           COMMON    913017109     4,355,629    45,960    X                     X
VERIZON COMMUNICATIONS             COMMON    92343V104     3,100,370    88,380    X                     X
VODAFONE GROUP PLC SPONS ADR       COMMON    92857W100       250,726    10,013    X                     X
WAL MART STORES INC                COMMON    931142103     3,154,300    59,459    X                     X
WASHINGTON MUTUAL INC              COMMON    939322103       204,612     5,100    X                     X
WELLS FARGO COMPANY                COMMON    949746101     4,594,127    78,012    X                     X
WELLS FARGO CAP IV PFD GTD CAP     PREFERR   94976Y207       278,824    10,400    X                     X
WHOLE FOODS MKT INC                COMMON    966837106       621,959     9,265    X                     X
WYETH PHARMACEUTICALS              COMMON    983024100     1,705,132    40,168    X                     X
YUM BRANDS INC                     COMMON    988498101       213,968     6,220    X                     X
ZEBRA TECHNOLOGIES CORP CL A       COMMON    989207105       467,842     7,049    X                     X
ZIMMER HLDGS INC                   COMMON    98956P102     1,033,402    14,679    X                     X
J.D. WETHERSPOON PLC               COMMON    G5085Y147        68,888    13,750    X                     X
WEATHERFORD INTL LTD               COMMON    G95089101     1,538,820    42,745    X                     X
CHECK POINT SOFTWARE TECHNOLOG     COMMON    M22465104     1,483,680    88,000    X                     X
FLEXTRONICS                        COMMON    Y2573F102     3,658,871   247,221    X                     X

                                                         232,719,012